Cover	Dec. 30, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 30, 2021
Entity File Number	001-39910
Entity Registrant Name	Oyster Enterprises Acquisition Corp.
Entity Central Index Key	0001834226
Entity Tax Identification Number	85-3607783
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	777 South Flagler Drive, Suite 800W
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	212
Local Phone Number	888-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-half of one warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant to purchase one share of Class A common stock
Trading Symbol	OSTRU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	OSTR
Security Exchange Name	NASDAQ
Redeemable warrants, each exercisable for Class A common stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each exercisable for one share of Class A common stock at an exercise price of $11.50 per share, subject to adjustment
Trading Symbol	OSTRW
Security Exchange Name	NASDAQ